Other information about investments - Profit and loss and balance sheet related to the principal associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investments
Non-current assets	€ 88,513	€ 78,628
Total assets	123,440	118,373
Non-current liabilities	45,896	38,859
Total liabilities	75,540	67,300
Net equity	47,900	51,073	€ 48,079	€ 53,086
Book value of the investment	9,035	7,044	3,511
Revenues and other income	71,041	76,938	70,977
Operating profit	6,432	9,983	8,012
Finance income (expense)	(879)	(971)	(1,236)
Income (expense) from investments	193	1,095	68
Profit before income taxes	5,746	10,107	6,844
Income taxes	(5,591)	(5,970)	(3,467)
Net profit	155	4,137	3,377
Other comprehensive income	69	1,576	(5,518)
Total other comprehensive income	224	5,713	(2,141)
Attributable to Eni	148	4,126	€ 3,374
Abu Dhabi Oil Refining Co
Disclosure of detailed information about investments
Current assets	4,659
- of which cash and cash equivalent	42
Non-current assets	18,868
Total assets	23,527
Current liabilities	8,470
- current financial liabilities	3,694
Non-current liabilities	912
- non-current financial liabilities	479
Total liabilities	9,382
Net equity	€ 14,145
Eni's % of the investment	20.00%
Book value of the investment	€ 2,829
Revenues and other income	399
Operating expense	(357)
Depreciation, amortization and impairments	(335)
Operating profit	(293)
Finance income (expense)	(46)
Income (expense) from investments	282
Profit before income taxes	(57)
Income taxes	11
Net profit	(46)
Other comprehensive income	(59)
Total other comprehensive income	(105)
Attributable to Eni	(9)
Dividends received from the associate	46
Angola LNG Ltd
Disclosure of detailed information about investments
Current assets	890	1,027
- of which cash and cash equivalent	653	698
Non-current assets	9,952	9,079
Total assets	10,842	10,106
Current liabilities	185	472
Non-current liabilities	2,135	1,500
- non-current financial liabilities	1,943	1,328
Total liabilities	2,320	1,972
Net equity	€ 8,522	€ 8,134
Eni's % of the investment	13.60%	13.60%
Book value of the investment	€ 1,159	€ 1,106
Revenues and other income	1,552	1,919
Operating expense	(549)	(872)
Depreciation, amortization and impairments	(509)	1,647
Operating profit	494	2,694
Finance income (expense)	(151)	(97)
Profit before income taxes	343	2,597
Net profit	343	2,597
Other comprehensive income	162	337
Total other comprehensive income	505	2,934
Attributable to Eni	47	353
Coral FLNG SA
Disclosure of detailed information about investments
Current assets	241	109
- of which cash and cash equivalent	240	109
Non-current assets	4,119	2,434
Total assets	4,360	2,543
Current liabilities	230	117
Non-current liabilities	3,722	2,018
- non-current financial liabilities	3,722	2,016
Total liabilities	3,952	2,135
Net equity	€ 408	€ 408
Eni's % of the investment	25.00%	25.00%
Book value of the investment	€ 102	€ 102
Operating expense		(1)
Operating profit		(1)
Finance income (expense)	(12)	(11)
Profit before income taxes	(12)	(12)
Income taxes	5
Net profit	(7)	(12)
Other comprehensive income	8	16
Total other comprehensive income	1	4
Attributable to Eni	(2)	(3)
Other associates
Disclosure of detailed information about investments
Current assets	838	926
- of which cash and cash equivalent	91	178
Non-current assets	3,259	2,296
Total assets	4,097	3,222
Current liabilities	585	785
- current financial liabilities	63	134
Non-current liabilities	2,677	1,755
- non-current financial liabilities	2,515	1,473
Total liabilities	3,262	2,540
Net equity	835	682
Book value of the investment	264	241
Revenues and other income	818	1,053
Operating expense	(763)	(887)
Depreciation, amortization and impairments	(28)	(58)
Operating profit	27	108
Finance income (expense)	(2)	(1)
Income (expense) from investments	35	16
Profit before income taxes	60	123
Income taxes	(10)	(26)
Net profit	50	97
Other comprehensive income	5	17
Total other comprehensive income	55	114
Attributable to Eni	22	25
Dividends received from the associate	€ 15	€ 25